As filed with the Securities and Exchange Commission on October 29, 2014

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 137	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 139	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds II

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Margery K. Neale, Esq.	Benjamin Archibald, Esq.
Willkie Farr & Gallagher LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6099	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

This filing relates solely to BlackRock Dynamic High Income Portfolio (formerly BlackRock High Income Opportunities Portfolio).

Explanatory Note

This Post-Effective Amendment No. 137 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 139 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds II (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 31, 2014, the effectiveness of the registration statement for BlackRock Dynamic High Income Portfolio (formerly BlackRock High Income Opportunities Portfolio) (the “Fund”), filed in Post-Effective Amendment No. 130 on August 1, 2014, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 137 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Funds II (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 29th day of October, 2014.

BLACKROCK FUNDS II, on behalf of its series, BlackRock Dynamic High Income Portfolio (formerly BlackRock High Income Opportunities Portfolio)

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer	October 29, 2014
John M. Perlowski	(Principal Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer (Principal	October 29, 2014
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Trustee
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

DAVID H. WALSH*	Trustee
(David H. Walsh)

FRED G. WEISS*	Trustee
(Fred G. Weiss)

PAUL L. AUDET*	Trustee
(Paul L. Audet)

LAURENCE D. FINK*	Trustee
(Laurence D. Fink)

HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ Benjamin Archibald	October 29, 2014
Benjamin Archibald (Attorney-in-Fact)

787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

October 29, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds II
Post-Effective Amendment No. 137 to Registration Statement on Form N-1A
Securities Act File No. 333-142592
Investment Company Act File No. 811-22061

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of BlackRock Funds II, a Massachusetts business trust (the “Trust”), Post-Effective Amendment No. 137 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment relates to the following fund (the “Fund”), a series of the Trust:

S000047012	BlackRock Dynamic High Income Portfolio

The previous filings relating to the Fund are:

PEA No.	Date Filed	Form Type	Automatic Effective Date
136	October 28, 2014	BXT	October 30, 2014

135	October 27, 2014	BXT	October 29, 2014

134	October 24, 2014	BXT	October 28, 2014

133	October 21, 2014	BXT	October 27, 2014

132	October 14, 2014	BXT	October 22, 2014

130	August 1, 2014	485APOS	75 days after filing

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

The Amendment designates an effective date of October 31, 2014 pursuant to Rule 485(b)(1)(iii) under the 1933 Act.

The undersigned was responsible for the preparation and review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1151.

Very truly yours,

/s/ Marc T. Foster
Marc T. Foster